PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 13) R$ in Thousands	Dec. 31, 2025 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	R$ 3,556,624
Defined benefit liability projected by the current medical cost growth rate	3,556,624
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	1,988,953
Defined benefit liability projected by the current medical cost growth rate	1,988,953
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	1,567,671
Defined benefit liability projected by the current medical cost growth rate	1,567,671
Based on rate increased
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	3,423,680
Defined benefit liability projected by the current medical cost growth rate	3,737,857
Based on rate increased | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	1,934,970
Defined benefit liability projected by the current medical cost growth rate	1,988,953
Based on rate increased | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	1,488,710
Defined benefit liability projected by the current medical cost growth rate	1,748,904
Based on rate decreased
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	3,700,586
Defined benefit liability projected by the current medical cost growth rate	3,404,107
Based on rate decreased | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	2,046,299
Defined benefit liability projected by the current medical cost growth rate	1,988,953
Based on rate decreased | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability discounted to present value	1,654,287
Defined benefit liability projected by the current medical cost growth rate	R$ 1,415,154